Presentation of Financial Statements and Significant Accounting Practices Adopted - Proportion of Equity Interest Held by Non-controlling Interests (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CGR Dona Juana S.A. ESP [member]
Proportion Of Equity Interest Held By Non Controlling Interests [line items]
Country of incorporation and operation	Colombia
Percentage of ownership interests held by non-controlling interests		49.00%	49.00%
SPE Soma [member]
Proportion Of Equity Interest Held By Non Controlling Interests [line items]
Country of incorporation and operation	Brazil
Percentage of ownership interests held by non-controlling interests	18.00%	18.00%
Reciclax-Reciclagem de Residuos da Construcoes Civil Ltda. [member]
Proportion Of Equity Interest Held By Non Controlling Interests [line items]
Country of incorporation and operation	Brazil
Percentage of ownership interests held by non-controlling interests	13.00%	13.00%	13.00%
Guatapara Energia SA [member]
Proportion Of Equity Interest Held By Non Controlling Interests [line items]
Country of incorporation and operation	Brazil
Percentage of ownership interests held by non-controlling interests	10.00%	10.00%	10.00%
Estre Energia Renovavel Part. S.A. [member]
Proportion Of Equity Interest Held By Non Controlling Interests [line items]
Country of incorporation and operation	Brazil
Percentage of ownership interests held by non-controlling interests	10.00%	10.00%	10.00%
GLA - Gestao Logistica Ambiental S.A. [member]
Proportion Of Equity Interest Held By Non Controlling Interests [line items]
Country of incorporation and operation	Brazil
Percentage of ownership interests held by non-controlling interests	62.00%	62.00%
CGR Catanduva - Centro de Gerenciamento de Residuos Ltda. [member]
Proportion Of Equity Interest Held By Non Controlling Interests [line items]
Country of incorporation and operation	Brazil
Percentage of ownership interests held by non-controlling interests		50.00%